Supplement dated April 1, 1997
            to the Prospectus dated October 18, 1996
                               of
                 Hansberger Institutional Series
                   515 East Las Olas Boulevard
                           Suite 1300
                    Fort Lauderdale, Florida
                   Telephone No. 954-522-5150

     The Prospectus dated October 18, 1996 of the Hansberger
Institutional Series (the "Trust") is hereby amended and supplemented as follows:

- In the Introduction section on page 2, the last sentence under the heading "How to Invest" is replaced with the following sentence.

Currently, shares of Foreign Small Cap Fund are not being offered or sold.

- The section on page 3, under the heading "FEE SUMMARY," is replaced in its entirety with the following:

     The following table and example are intended to assist you in understanding the expenses and fees that a shareholder of a Fund will incur:

                                          Emerging  Foreign    All
SHAREHOLDER TRANSACTION     International Markets   Small Cap  Countries
EXPENSE                        Fund       Fund      Fund       Fundsm
                            ------------- -------   ---------  ---------

Maximum Sales Load Imposed     None*      None*     None*      None*
on Purchase


Redemption Fee                 0.50%*     1.00%*    1.00%*     0.50%*
============================================================================
ANNUAL FUND OPERATING
EXPENSES (as a percentage of
average net assets)

Management Fees                0.75%      1.00%     0.90%      0.75%
12b-1 Fees                     None       None      None       None
Other Expenses (after          0.25%      0.50%     0.35%      0.25%
voluntary waivers)**           -----      -----     -----      -----

Total Fund Operating
Expenses (after voluntary      1.00%     1.50%      1.25%      1.00%
waivers)***
============================================================================
*    Shareholders  who invest on APRIL 15, 1997  and  thereafter,
     will  be  charged  a  transaction   fee,  which  is  payable
     directly  to the Fund, in connection with each purchase  and redemption  of shares of the Fund.  The transaction  fee  is intended  to  allocate  transaction  costs  associated  with
     purchases  and  redemptions  of  shares  of   the  Fund   to
     investors  actually  making such purchases  and  redemptions
     rather   than  to  the  Fund's   other  shareholders.    The
     transaction  fee represents the Adviser's estimate  of  such transaction costs, which include the costs of acquiring  and
     disposing   of   the  Fund's  portfolio   securities.    The
     transaction  fee  is  1.00%  for the  Emerging  Markets  and
     Foreign Small Cap  Funds and 0.50% for the International and
     All  Countries Funds. THE TRANSACTION FEE IS NOT A SALES
     CHARGE OR LOAD, AND IS RETAINED BY THE FUND.  The fee  does not  apply  to,  and  is  not charged  in  connection  with, reinvestment of dividends or capital gain distributions.
**   Reflects voluntary waivers and reimbursements of fees by the
     Adviser.   In  the  absence  of such  voluntary  waivers  or
     reimbursements,  Other Expenses for each  of  the  following
     Funds  are  estimated to be:  International  Fund  -  0.45%;
     Emerging  Markets Fund -  0.55%; Foreign Small  Cap  Fund  -
     0.40%; and All Countries Fundsm - 0.45%.

*** Reflects voluntary waivers and reimbursements of fees by the Adviser. In the absence of such voluntary waivers or reimbursements, Total Fund Operating Expenses for each of the following Funds are estimated to be: International Fund
     - 1.20%; Emerging Markets Fund - 1.55%; Foreign Small Cap Fund - 1.30; and All Countries Fundsm - 1.20%. Although the Adviser anticipates voluntarily waiving fees and/or bearing expenses that will result in total fund operating expenses as set forth above, it is under no obligation to continue to do so. See "MANAGEMENT OF THE FUNDS _ Investment Adviser."


--------------------------------------------------------------------------
Example

     The following example demonstrates the expenses you would pay on a $1,000 investment assuming 5% annual return and either
(1) complete redemption at the end of each time period:

                            1 year  3 years
                            ------  -------
International Fund           $20      $43
Emerging Markets Fund        $36      $68
Foreign Small Cap Fund       $33      $61
All Countries Fundsm         $20      $43


---------------------------------------------------------------------------
or  (2) no redemption at the end of each period:

                            1 year  3 years
                            ------  -------
International Fund           $15      $37
Emerging Markets Fund        $25      $57
Foreign Small Cap Fund       $23      $50
All Countries Fundsm         $15      $37

---------------------------------------------------------------------------
     The  example  should not be considered a  representation  of past  or future expenses.  Actual expenses may be greater or less
than  those  shown.   "Other Expenses"  are  based  on  estimated
amounts  for  the current fiscal year.  The assumption  of  a  5%
annual  return  is required by the U.S. Securities  and  Exchange
Commission  (the  "SEC"), and is not a  prediction  of  a  Fund's
future  performance.    The  example  assumes  the  deduction  of
transaction   fees  at  the  time  of  purchase  and  redemption.
Investments in the Funds prior to April 15, 1997, will not be subject to the transaction fees.

     The Adviser may direct a Fund's securities transactions to brokers who may agree to assume (or to arrange for third parties to assume) certain expenses of the Fund.

-The following sentence is added to the section under the heading
"Investment Policies Common to Each Fund" on page 5:

     Each Fund may invest in securities of companies or investment trusts that invest in, or securities backed by, mortgages , real estate or interests in real estate, including, but not limited to, real estate investment trusts
     ("REITs").

-The following paragraph is added at the end of the section under the heading "Investment Techniques" on page 10:

      REITS.    REITs are trusts that invest primarily in
     commercial real estate or real estate-related loans. The value of interests in REITs may be affected by the value of the underlying property owned or the quality of the loans held by the trust.

-In the section titled "Portfolio Managers" on pages 20 and 21:

     - the heading "Portfolio Managers" is replaced with "Portfolio Management Team."

     - the last sentence discussing Thomas L. Hansberger is replaced with the following:

     He is the lead manager for the All Countries
     Fundsm and the Emerging Markets Fund.

     - the paragraph discussing Wilkin W. Tai is deleted.

     - the paragraphs discussing Ms. Reeves and  Messrs. Alzuru,
     Tyurenkov and Gulden are replaced with the following:

     Lauretta (Retz) Reeves joined the Adviser in 1996 as a Managing Director, portfolio manager and research analyst. Prior to joining the Adviser she was Senior Vice President of Templeton Worldwide in the research and portfolio management group with primary responsibility for numerous industries and countries, including global chemicals and European banks. Ms. Reeves is the lead manager for the Foreign Small Cap Fund and a member of the team that manages the International Fund.

     Francisco Alzuru joined the Adviser in 1994 as a Managing Director, portfolio manager and research analyst, specializing in Latin America. Prior to joining the Adviser, he worked at Vestcorp Partners as their Latin American analyst. Mr. Alzuru is a member of the team that manages the Foreign Small Cap Fund, the All Countries Fundsm and the Emerging Markets Fund.

     Victoria Gretzky joined the Adviser in 1995 as a research analyst. Prior to joining the Adviser, she was a research analyst for Optimum Consulting, a Russian based firm which specialized in restructuring Russian Companies during privatization. Ms. Gretzky is a member of the team that manages the Emerging Markets Fund.

     Charles F. Gulden joined the Adviser in 1996 as a Managing Director, portfolio manager and research analyst. Prior to joining the Adviser, he was Vice President and Director of Templeton Worldwide in the research and portfolio management group with primary research responsibility for global health care services and agricultural chemical sectors. Mr. Gulden is a member of the teams that manage the Foreign Small Cap Fund and the All Countries Fundsm.

     John Hock joined the Adviser in 1996 as a research analyst. Prior to joining the adviser, he was a vice president and senior analyst in the global securities research and economics group at Merrill Lynch. Mr. Hock is a member of the teams that manage the International Fund and the All Countries Fundsm.

     Robert Mazuelos joined the Adviser in 1995 as a research analyst. Prior to joining the Adviser, he was a performance analyst at Templeton Investment Counsel, Inc. where he was responsible for return analysis on separate accounts and mutual funds. Mr. Mazuelos is a member of the teams that manage the International Fund, Emerging Markets Fund and the Foreign Small Cap Fund.

     Pattra Piriyapoksombut joined the Adviser in 1996 as a portfolio manager and research analyst. Prior to joining the Adviser, she was a senior analyst at Wheelock NatWest Securities where her research responsibilities included building materials and property sectors. Ms. Piriyapoksombut is a member of the team that manages the Emerging Markets Fund.

     Vladimir Tyurenkov joined the Adviser in 1995 as Managing Director of Eastern Europe and Russia, portfolio manager and research analyst. Prior to joining the Adviser, he spent several years working for the Russian Government and worked extensively on the Pepperdine University Russian Conversion and Privatization Program. Mr. Tyurenkov is a member of the teams that manage the Foreign Small Cap Fund, the All Countries Fundsm and the Emerging Markets Fund.

     David Wu joined the Adviser in 1995 as a research analyst. Prior to joining the Adviser, Mr. Wu was an editor at Business Asia, an Economist Group publication targeted at senior management for multinationals operating in Asia. He is a member of the teams that manage the Emerging Markets Fund and the Foreign Small Cap Fund.


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